Share-based compensation - Summary of Restricted Shares Activities (Details) - 2020 Incentive Plan [Member] - Restricted shares [Member] - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Number of restricted shares
Unvested at beginning of period	16,858,050	25,884,375
Granted	12,485,750	2,200,000	31,091,840
Vested	(11,195,165)	(9,509,660)	(2,429,965)
Forfeited	(491,670)	(1,716,665)	(2,777,500)
Unvested at end of period	17,656,965	16,858,050	25,884,375
Vested and expected to vest	13,242,724	12,643,538	19,413,281
Weighted-Average Grant-Date Fair Value
Weighted-Average Grant Date Fair Value, Granted	$ 0.36	$ 0.31	$ 0.83